16. SEGMENTED FINANCIAL INFORMATION: Schedule of Geographic information (Tables)	12 Months Ended
Dec. 31, 2022
Tables/Schedules
Schedule of Geographic information

Years ended
	December 31, 2022	December 31, 2021
Non-current assets
Portugal	$ 213,934	$ 213,415
Finland	540,932	14,155
	$ 754,866	$ 227,570

Years ended
	December 31, 2022	December 31, 2021
Mineral exploration expenses
Portugal	$ 25,651	$ 24,952
Kosovo	46,678	-
	$ 72,329	$ 24,952